Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($)
Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity
Issuance costs	$ 324,555